June 6, 2003



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:	The Enterprise Group of Funds, Inc. (the "Registrant")
	1933 Act File No. 2-28097
	1940 Act File No. 811-01582

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of a Spanish language version of the Registrant's prospectus dated February 28, 2003.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Registrant's Spanish language prospectus may be found in Registrant's 485(b) filing made on February 28, 2003. In accordance with Rule 306 of Regulation S-T, a paper copy of the Spanish language prospectus shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (404) 760-
4003.

Sincerely,

/s/ CATHERINE R MCCLELLAN

Catherine R. McClellan
Secretary